Financial instruments included in the statement of financial position and impact on income - Schedule of Financial Assets/Liabilities (Details) € in Thousands	Jun. 30, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 102,834
Total financial assets, at fair value	102,834
Total financial liabilities	59,531
Total financial liabilities, at fair value	59,531
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	59,531
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	43,988
Total financial liabilities, at fair value	43,988
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	43,988
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	6,730
Total financial liabilities, at fair value	6,730
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	6,730
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	8,813
Total financial liabilities, at fair value	8,813
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	8,813
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	88
Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	102,747
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	498
Total financial assets, at fair value	498
Non-current financial assets | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	88
Non-current financial assets | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	410
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0
Total financial assets, at fair value	0
Trade receivables | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	102,336
Total financial assets, at fair value	102,336
Cash and cash equivalents | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 102,336